Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001105128
Scout Small Cap Fund (Prospectus Summary) | Scout Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Scout Small Cap Fund
Supplement [Text Block]	ck0001105128_SupplementTextBlock

Scout Investments

Scout Mid Cap Fund

Scout Small Cap Fund

Supplement dated December 1, 2014 to the Prospectus dated October 31, 2014

The purpose of this supplement is to update the Prospectus regarding adjustments to the definition of “mid cap equity securities” for purposes of the 80% investment policy of the Scout Mid Cap Fund (the “Mid Cap Fund”) and the definition of “small cap companies” for purposes of the 80% investment policy of the Scout Small Cap Fund (the “Small Cap Fund”).

Effective February 1, 2015, the following changes are made to the Prospectus:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets in equity securities (mostly common stocks) of small cap companies located anywhere in the United States. Any change in this 80% policy approved by the Fund’s Board of Trustees (the “Board”) may not take effect until shareholders have received written notice of the change at least sixty days before it occurs. Small cap companies are those that fall within the market capitalization range of the Russell 2000® Growth Index (the “Index”) at the time of purchase. As of December 1, 2014, the market capitalization range for the Index was approximately $27.8 million to $6.84 billion.

Supplement Closing [Text Block]	ck0001105128_SupplementClosingTextBlock	You should keep this Supplement for future reference. Additional copies of the Prospectus may be obtained free of charge by calling (800) 996-2862.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 996-2862